Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other non-current assets
Pledged financial assets	$ 100	$ 112
Derivatives (including embedded derivatives) (see Note 5)	101	126
Receivable under securities lending arrangement	79
Investments	72	57
Restricted cash	38	59
Other	197	178
Total Other non-current assets	$ 587	$ 532